Expense Example	Oct. 28, 2024 USD ($)
GMO International Quality ETF | GMO International Quality ETF | GMO International Quality ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
GMO International Value ETF | GMO International Value ETF | GMO International Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
GMO U.S. Value ETF | GMO U.S. Value ETF | GMO U.S. Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
GMO Beyond China ETF | GMO Beyond China ETF | GMO Beyond China ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80